CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006
Series C convertible preferred stock, issuance costs	$ 71